CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 179,811	$ 74,503	$ 211,765
Short-term investments	743,200	239,063	27,403
Accounts receivable, net	47,570	8,640	18,317
Inventory	203,898	103,483	149,175
Prepaid insurance		55,783
Other current assets	93,830	56,121	11,034
Total current assets	1,268,309	537,593	417,694
Property and equipment, net	111,898	6,542	7,512
Other assets:
Long-term investments	2,232,899	1,552,001	693,915
Right-of-use-assets		7,858	22,101
Goodwill	2,989,803
Security deposit	2,500	2,500	2,500
Total assets	6,605,409	2,106,494	1,143,722
Current liabilities:
Accounts payable	706,396	480,877	797,789
Accrued compensation	9,000	79,214	4,875
Accrued liabilities	136,108	401,461	522,258
Notes payable, related parties	20,000	40,000	40,000
Loans payable PPP Stimulus	35,500	35,500
Convertible notes payable, net of debt discount of $1,122,225 and $808,980, respectively	497,775	1,426,894	3,193,548
Loans payable - acquisition	100,000
Contingent liability - acquisition	1,000,000
Right-of-use liabilities - current portion		7,858	14,361
Warrant liability to be settled			192,115
Contingency Liability			956,251
Subscriptions payable	1,063,977	670,000	330,797
Derivative liability	1,904,016	4,426,057	5,693,071
Total current liabilities	5,472,772	7,567,861	11,745,065
Non-Current Liabilities
Right-of-use liabilities			7,858
Total liabilities	5,472,772	7,567,861	11,752,923
Stockholders' deficit:
Preferred stock, $0.001 par value, 50,000,000 shares authorized
Common stock, $0.001 par value; 15,000,000,000 shares authorized; 5,068,524,855 and 3,136,774,861 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	5,068,525	3,136,775	77,958
Common stock to be issued, 266,164,070 and 11,892,411 shares, respectively	266,164	11,892
Additional paid in capital	87,581,650	77,687,561	63,467,054
Accumulated deficit	(91,795,702)	(86,309,595)	(74,164,213)
Total stockholders' deficit	1,132,637	(5,461,367)	(10,609,201)
Total liabilities and stockholders' deficit	$ 6,605,409	2,106,494	1,143,722
Preferred Class A [Member]
Stockholders' deficit:
Preferred stock, $0.001 par value, 50,000,000 shares authorized		10,000	10,000
Preferred Class B [Member]
Stockholders' deficit:
Preferred stock, $0.001 par value, 50,000,000 shares authorized		$ 2,000